Acquisitions, Divestiture and Goodwill (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 03, 2015	Dec. 28, 2013
Changes in carrying amount of goodwill
Beginning Balance	$ 206,954	$ 184,793
Foreign currency changes	(9,226)	2,630
Acquisitions		19,531
Ending Balance	197,728	206,954
Americas
Changes in carrying amount of goodwill
Beginning Balance	119,655	110,778
Foreign currency changes	(217)	(13)
Acquisitions		8,890
Ending Balance	119,438	119,655
Europe
Changes in carrying amount of goodwill
Beginning Balance	75,367	62,034
Foreign currency changes	(8,934)	2,692
Acquisitions		10,641
Ending Balance	66,433	75,367
Asia
Changes in carrying amount of goodwill
Beginning Balance	11,932	11,981
Foreign currency changes	(75)	(49)
Acquisitions		0
Ending Balance	$ 11,857	$ 11,932